Stockholders' Equity - Share-based awards available for grant (Details) - shares	6 Months Ended	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares available for grant, beginning balance (in shares)		27,317,000	19,026,000	26,260,000
Additional shares authorized (in shares)			12,200,000
Restricted stock units granted (in shares)		(8,812,000)	(9,782,000)	(12,098,000)
Options granted (in shares)		(287,000)	(326,000)	(413,000)
Share-based awards canceled/forfeited/expired (in shares)		6,929,000	6,199,000	5,277,000
Shares available for grant, ending balance (in shares)	26,260,000	25,147,000	27,317,000	19,026,000
Pool shares reduced for each share granted (in shares)		2.3
Pool shares increased for each share forfeited (in shares)	2.3	2.3
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares available for grant, ending balance (in shares)		25,100,000
Stock Options | Restated 2005 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Pool shares reduced for each share granted (in shares)		1